Revenue and Profit Deferrals (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Solar Wafer Supply Agreement [Member]	Sep. 30, 2011 Solar Wafer Supply Agreement [Member]	Jun. 30, 2011 Solar Wafer Supply Agreement [Member]	Dec. 31, 2012 Solar Wafer Supply Agreement [Member]	Mar. 31, 2012 Solar Wafer Supply Agreement [Member]	Dec. 31, 2011 Solar Wafer Supply Agreement [Member]	Jun. 30, 2011 Suntech Warrant [Member]	Dec. 31, 2012 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member] Minimum [Member]	Dec. 31, 2012 Solar Energy [Member] Maximum [Member]	Sep. 25, 2012 Solar Wafer Supply Agreement [Member]	Sep. 30, 2012 Solar Wafer Supply Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Recognition of Deferred Revenue																$ 37.1
Contract Period Terms								10 years
System Production Guarantee Term												2 years
Contract resolution, cash deposit							53.0
Contract Receivable, Due One Year or Less							67.0
Deferred revenue prior to the resolution of long-term solar wafer supply											56.4
Deferred Revenue	288.3	288.3	250.7		175.7			175.7	0.7	176.4		259.1	198.8
Deferred Revenue, Additions												1.0
Deferred revenue recognized	54.4	(73.8)	(67.9)	(13.1)	(6.9)	(19.4)	(149.4)					0.9
System Service Contract Term														0 years	20 years
Payments for Other Deposits																21.3
Proceeds from Other Deposits																21.2
Receivables, Long-term Contracts or Programs																	5.5
Contract Termination, Option to Receive Cash																	$ 3.0